SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2018
Subsequent Events [Abstract]
Subsequent Events [Text Block]
NOTE 18:-	SUBSEQUENT EVENT

On January 28, 2019, the Company declared a cash dividend of $0.11 per share. The dividend, in the aggregate amount of $3,218, was paid on February 19, 2019 to all of the Company’s shareholders of record on February 7, 2019.